Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based compensation
Schedule of share-based compensation expenses

	For the year ended December 31,
	2021	2022	2023

	(RMB in millions)
Cost of revenues	102	143	133
Fulfillment	882	930	697
Marketing	586	631	426
Research and development	1,781	1,557	859
General and administrative	5,783	4,287	2,689

Total	9,134	7,548	4,804

Employee and non-employee
Share-based compensation
Schedule of RSUs activity
A summary of activities of the service-based RSUs for the years ended December 31, 2021, 2022 and 2023 is presented as follows:

	Number of RSUs	Weighted- Average Grant-Date Fair Value
		US$
Unvested as of December 31, 2020	108,269,242	19.62

Granted	30,069,498	39.93
Vested	(23,834,466)	18.89
Forfeited or cancelled	(19,395,408)	21.30

Unvested as of December 31, 2021	95,108,866	25.89

Granted	13,951,100	29.81
Vested	(23,123,292)	23.04
Forfeited or cancelled	(14,295,620)	25.94

Unvested as of December 31, 2022	71,641,054	27.56

Granted	16,682,380	18.24
Vested	(19,416,652)	24.83
Forfeited or cancelled	(14,918,722)	28.48

Unvested as of December 31, 2023	53,988,060	25.40

Schedule of service-based share options activity
A summary of activities of the servi
c
e-based share options for the years ended December 31, 2021, 2022 and 2023 is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$ in millions
Outstanding as of December 31, 2020	4,907,060	6.38	3.0	184

Exercised	(1,962,856)	5.49
Forfeited or cancelled	(7,092)	13.42

Outstanding as of December 31, 2021	2,937,112	6.95	2.9	82

Exercised	(620,476)	5.70
Forfeited or cancelled	(2,500)	3.96

Outstanding as of December 31, 2022	2,314,136	7.29	2.2	48

Exercised	(1,485,726)	4.44
Forfeited or cancelled	(24,590)	11.65

Outstanding as of December 31, 2023	803,820	12.43	3.7	2

Vested and expected to vest as of December 31, 2023	799,483	12.43	3.7	2
Exercisable as of December 31, 2023	787,140	12.42	3.6	2